Other Long-term Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Non-current Liabilities From Share-based Payment Transactions	$ (31.0)	$ (40.8)